Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements Other Receivables USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Interest rate swap agreements Other Receivables JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Other Receivables USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements Other Receivables USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Foreign currency swap agreements Other Receivables JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign currency swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Foreign currency swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign Exchange Long Term Debt USD ($)	Mar. 31, 2012 Derivatives designated as hedging instruments Foreign Exchange Long Term Debt JPY (¥)	Mar. 31, 2011 Derivatives designated as hedging instruments Foreign Exchange Long Term Debt JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other Receivables USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Other Receivables JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Interest rate swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Other Receivables USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Other Receivables JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Futures, Foreign exchange contracts Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Foreign currency swap agreements Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Options held/written, Caps held Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other Receivables USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Other Receivables JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Options Held (Written), Caps Held and Other Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other Receivables USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other Receivables JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Other Receivables JPY (¥)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Trade notes, accounts payable and other liabilities USD ($)	Mar. 31, 2012 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Trade notes, accounts payable and other liabilities JPY (¥)	Mar. 31, 2011 Trading derivatives or derivatives not designated as hedging instruments Credit derivatives held/written Trade notes, accounts payable and other liabilities JPY (¥)
Derivatives, Fair Value [Line Items]
Notional amount	$ 2,853	¥ 234,523	¥ 276,132							$ 1,105	¥ 90,813	¥ 163,342							$ 1,064	¥ 87,480	¥ 179,429							$ 1,856	¥ 152,508	¥ 116,695	$ 16	¥ 1,329	¥ 3,129							$ 2,293	¥ 188,446	¥ 227,640							¥ 10,073			¥ 124,034			$ 1,912	¥ 157,134					$ 121	¥ 9,913	¥ 36,027
Asset derivatives Fair value				56	4,624	2,070							4	325	1,075							67	5,540	13,072				0	0	0				0	0	0							9	702	1,558					1,694			3,467				72	5,924						1	97	49
Liability derivatives Fair value							$ 15	¥ 1,253	¥ 1,273							$ 61	¥ 4,985	¥ 3,509							$ 66	¥ 5,432	¥ 31,830	$ 0	¥ 0	¥ 0							$ 0	¥ 24	¥ 47							$ 6	¥ 512	¥ 1,459			¥ 1,651			¥ 2,071					$ 54	¥ 4,430							$ 0	¥ 23	¥ 236